Acquisition-related charges (Acquisition cost) (Details) (National [Member], USD $) In Millions, unless otherwise specified	12 Months Ended																	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Distributor contract termination [Member]	Dec. 31, 2011 Distributor contract termination [Member]	Dec. 31, 2012 Inventory related [Member]	Dec. 31, 2011 Inventory related [Member]	Dec. 31, 2012 Property, plant and equipment related [Member]	Dec. 31, 2011 Property, plant and equipment related [Member]	Dec. 31, 2012 As recorded in COR [Member]	Dec. 31, 2011 As recorded in COR [Member]	Dec. 31, 2012 Amortization of intangible assets [Member]	Dec. 31, 2011 Amortization of intangible assets [Member]	Dec. 31, 2012 Retention bonuses [Member]	Dec. 31, 2011 Retention bonuses [Member]	Dec. 31, 2012 Stock-based compensation [Member]	Dec. 31, 2011 Stock-based compensation [Member]	Dec. 31, 2011 Severance and other benefits [Member]	Dec. 31, 2012 Severance and other benefits [Member]	Dec. 31, 2012 Employmnet reductions announced at closing [Member]	Dec. 31, 2011 Employmnet reductions announced at closing [Member]	Dec. 31, 2012 Change of control [Member]	Dec. 31, 2011 Change of control [Member]	Dec. 31, 2012 Transaction and other costs [Member]	Dec. 31, 2011 Transaction and other costs [Member]	Dec. 31, 2012 As recorded in Acquisition charges [Member]	Dec. 31, 2011 As recorded in Acquisition charges [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 471	$ 426	$ 21	$ 0	$ 0	$ 96	$ 0	$ 15	$ 21	$ 111	$ 325	$ 87	$ 57	$ 46	$ 17	$ 50	$ 70	$ 86	$ 16	$ 29	$ 0	$ 41	$ 35	$ 62	$ 450	$ 315